Leases (Tables)	12 Months Ended
Dec. 31, 2020
Presentation of leases for lessee [abstract]
Summary of Lease liability	Lease liability

	December 31, 2020	December 31, 2019
Lease liability	$ 208	$ 304
Less: current portion	(108)	(103)
Long-term portion	$ 100	$ 201

Disclosure of maturity analysis of operating lease payments	Undiscounted lease payments

	December 31, 2020	December 31, 2019
Less than one year	$124	$123
One to five years	97	216
	$221	$339